Fair Value Measurements (Tables) - Deerfield Healthcare Technology Acquisitions Corp	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of financial assets that are measured at fair value on a recurring basis

March 31, 2021

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account	$143,836,562	$—	$—
Derivative warrant liabilities -Public Warrants	$6,641,250	$—	$—
Derivative warrant liabilities -Private Warrants	$—	$—	$7,228,756

December 31, 2020

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account	$248,988,147	$—	$—
Derivative warrant liabilities -Public Warrants	$11,787,500	$—	$—
Derivative warrant liabilities -Private Warrants	$—	$—	$12,976,648

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account U.S. Treasury Bills maturing January 21, 2021	$143,836,562	$—	$—

Liabilities:
Derivative warrant liabilities - Public	$11,787,500	$—	$—
Derivative warrant liabilities - Private	$—	$—	$12,976,648

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of December 31, 2020	As of March 31, 2021
Exercise price	$11.50	$11.50
Unit price	$10.00	$13.10
Volatility	25.0%	25.0%
Probability of completing a Business Combination	78.0%	77.2%
Expected life of the options to convert	5.42	5.17
Risk-free rate	0.42%	0.96%
Dividend yield	0.0%	0.0%

	As of	As of
	July 21, 2020	December 31, 2020
Volatility	25.0%	25%
Probability of completing a Business Combination	70.0%	78%
Expected life of the options to convert	5.86	5.42
Risk-free rate	0.35%	0.42%
Dividend yield	0.0%	0.0%

Schedule of change in the fair value of the warrant liabilities

Derivative warrant liabilities at December 31, 2020	$12,976,648
Change in fair value of derivative warrant liabilities	(5,747,982)
Derivative warrant liabilities at March 31, 2021	$7,228,756

Warrant liabilities at May 8, 2020 (inception)	$—
Issuance of Public and Private Warrants	7,178,499
Change in fair value of warrant liabilities	17,585,649
Warrant liabilities at December 31, 2020	$24,764,148